SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (Year)	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Esimated useful life	Shorter of remaining lease term or estimated useful life	Shorter of remaining lease term or estimated useful life
Minimum [Member] | TAH-Driver equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (Year)	3 years	3 years
Minimum [Member] | Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (Year)	2 years	2 years
Maximum [Member] | TAH-Driver equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (Year)	5 years	5 years
Maximum [Member] | Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (Year)	10 years	10 years